Financial Risk Management and Fair Values of Financial Instruments - Schedule of Related Information of Natures of Assets and Liabilities (Details) - Recurring fair value measurement [member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Recurring fair value measurements assets	$ 148,925	$ 156,774
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(9,300,087)	(60,664)
Stock acquisition right [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets		40,071
Unlisted common stocks [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets	115,175	78,124
Unlisted preferred stocks [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets	33,750	38,579
Contingent considerations [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(1,374,290)	(60,664)
Warrants [member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	824,797
Convertible Promissory Note [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(7,101,000)
Level 2 [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets	6,401	7,073
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(1,374,290)
Level 2 [Member] | Stock acquisition right [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets
Level 2 [Member] | Unlisted common stocks [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets	6,401	7,073
Level 2 [Member] | Unlisted preferred stocks [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets
Level 2 [Member] | Contingent considerations [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(1,374,290)
Level 2 [Member] | Warrants [member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities
Level 2 [Member] | Convertible Promissory Note [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities
Level 3 [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets	142,524	149,701
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(7,101,000)	(60,664)
Level 3 [Member] | Stock acquisition right [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets		40,071
Level 3 [Member] | Unlisted common stocks [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets	108,774	71,051
Level 3 [Member] | Unlisted preferred stocks [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets	33,750	38,579
Level 3 [Member] | Contingent considerations [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities		(60,664)
Level 3 [Member] | Warrants [member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities
Level 3 [Member] | Convertible Promissory Note [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(7,101,000)
Level 1 [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(824,797)
Level 1 [Member] | Unlisted common stocks [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets
Level 1 [Member] | Unlisted preferred stocks [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements assets
Level 1 [Member] | Contingent considerations [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities
Level 1 [Member] | Warrants [member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	824,797
Level 1 [Member] | Convertible Promissory Note [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities